Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	Evermore Funds Trust
Central Index Key	0001472754
Amendment Flag	false
Document Creation Date	Apr. 30, 2015
Document Effective Date	Apr. 30, 2015
Prospectus Date	Apr. 30, 2015
Evermore Global Value Fund | Investor Class Shares
Risk/Return:
Trading Symbol	EVGBX
Evermore Global Value Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	EVGIX